Loan Receivable - Additional Information (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounts Notes And Loans Receivable [Line Items]
Advance from third parties	¥ 133,200
AHA
Accounts Notes And Loans Receivable [Line Items]
Advance from third parties	¥ 191,230	$ 27,468
Rate of interests	18.00%
Loan agreement term	12 months